Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
CIBC ATLAS EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Equity Income Fund (the “Fund”)

Supplement dated December 23, 2019

to the

Fund’s Prospectus dated March 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

I.	On or around February 28, 2020 (the “Effective Date”), the Fund’s investment objective will change as follows:

Current	New
The Fund seeks current income, and, secondarily, modest capital appreciation.	The Fund seeks current income and long-term capital appreciation.

II.	As of the Effective Date, the third paragraph of the Fund’s “Principal Investment Strategies” section is deleted and replaced with the following:

The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while also providing capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger performance relative to other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ATF-SK-006-0100